Vista Outdoor Inc. - 10-K CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Mar. 31, 2024	Jun. 25, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, authorized (in shares)	500,000,000	500,000,000		500,000,000
Common stock, issued (in shares)	1,000	1,000		1,000
Common stock, outstanding (in shares)	1,000	1,000		1,000
Vista Outdoor Inc.
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized (in shares)	500,000,000	500,000,000		500,000,000
Common stock, issued (in shares)	58,363,474	58,238,276		57,085,756
Common stock, outstanding (in shares)	58,363,474	58,238,276		57,085,756
Common stock in treasury (in shares)	5,600,965	5,726,163		6,878,683